Note 13 - Stock Option and Incentive Plan (Details) - Stock Option Activity - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Outstanding beginning balance		37,034,483	6,618,233	6,618,233	679,744
Outstanding beginning balance		$ 0.03	$ 0.11	$ 0.11	$ 2.82
Granted during the year	0	0	0	30,456,250	6,400,000
Granted during the year				$ 0.02	$ 0.03
Forfeited/cancelled/expired during the year		37,034,483		(40,000)	(461,511)
Forfeited/cancelled/expired during the year		$ 0.03		$ 5.15	$ 3.29
Outstanding at end of year				37,034,483	6,618,233
Outstanding at end of year				$ 0.03	$ 0.11
Exercisable at end of year				5,934,303	2,330,650
Exercisable at end of year				$ 0.09	$ 0.28
Outstanding and expected to vest				36,916,502	6,191,212
Outstanding and expected to vest				$ 0.03	$ 0.11